INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

15. INCOME TAXES

The following table presents the components of the December 31, 2022, 2021 and 2020 provision for income taxes:

	December 31,
	2022	2021	2020
	(in thousands)
Current	$2,228	$2,104	$1,904
Deferred	(4,286)	(2,193)	(1,761)
Total income tax (benefit) expense	$(2,058)	$(89)	$143

The Company’s effective tax rate was 10% and 1% for the year ended December 31, 2022 and 2021, respectively. The effective tax rate was lower than the Moroccan statutory rate primarily due to unrecognized tax losses and the minimum contribution due to the Moroccan tax authorities levied on turnover and other specific revenue.

The current tax expense corresponds to the amounts paid or pending of payment in short-term to the Moroccan tax authorities for the period, according to the Law and Regulations of Morocco. The Company’s filed tax returns from the 2018 through 2022 tax years remain open for examination by the tax authorities under the normal statute of limitations

According to tax legislation in Morocco, companies are taxed on the difference between their trading income and expenditure. Business expenses incurred in the operation of the business are generally deductible unless specifically excluded. In December 2022, Morocco enacted Finance Law 2023 (“FL 23”). FL 23 introduced a phased reform of corporate income tax rates over a period of four years with the objective of converging towards unified tax rates applicable from 2026 onwards.

The unified target rates, effective as of January 2026 are as follows:

-	20% for companies with a net tax income lower than MAD 100 million,

-	35% for companies with a net tax income equal to or higher than MAD 100 million.

The current corporate income tax rates will progressively evolve pursuant to defined rates established in FL 23 annually from 2023 through 2026 to meet the above unified rates.

All the group’s entities in Morocco will be progressively subject to the 20% income tax rate.

MDS Mali is exempted from tax under the Law and Regulations of Mali. Companies in Burkina are subject to an income tax of 27.5%.

The following is a reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax expense reported in the consolidated statements of operations:

	December 31,
	2022	2021	2020
	(in thousands)
Net loss	$(19,170)	$(7,784)	$(139)
Income tax expense for the period	(2,058)	(89)	143
Income (loss) before tax	(21,228)	(7,873)	4
Effective tax rate	10%	1%	3575%
Permanent differences not deductible (taxable) for tax purposes	(1,799)	(971)	(3,192)
Unrecognized tax losses	6,322	3,323	3,536
Other	-	-	(202)
Recalculated tax expense	$(6,581)	$(2,441)	$1
Statutory tax rate in Morocco	31%	31%	31%

The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2022	2021
	(in thousands)
Fixed assets and intangible assets	(10,292)	(16,580)
Loss carryforward	12,021	7,265
Receivables depreciation	-	429
Leases	(2,078)	(2,488)
Others	(29)	(82)
Less: valuation allowance	(12,021)	(7,265)
Deferred tax liabilities, net	$(12,399)	$(18,721)

During the years ended December 31, 2022, and 2021, the Company has $12,021 and $7,265, respectively, as net operating losses that begin to expire within four years.

In assessing the realizability of these deferred tax assets, management considers whether it is more-likely-than-not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those periods in which temporary differences become deductible and/or net operating loss carryforwards can be utilized. The Company considers the level of historical taxable income, scheduled reversal of temporary differences, tax planning strategies, and projected future taxable income in determining whether a valuation allowance is warranted. The Company maintained a valuation allowance for all losses to be carried forward indefinitely.

The Company maintained a valuation allowance of $12,021 in 2022, $7,265 in 2021 and $9,854 in 2020 against its net operating losses.